Pension and Postretirement Benefits (Components of net periodic benefit) (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension Benefits
Components of net periodic benefit cost
Service costs	$ 0.6	$ 0.6	$ 2.4	$ 2.6	$ 2.2
Interest costs	0.5	0.5	1.8	2.3	2.2
Expected return on plan assets	(2.4)	(2.4)	(9.4)	(10.2)	(10.1)
Amortization of prior service cost (credit)			0.0	0.0	0.1
Recognized net actuarial loss	0.3	0.3	1.1	0.3	0.0
Net periodic benefit (income) costs	(1.0)	(1.0)	(4.1)	(5.0)	(5.6)
Other changes in plan assets and benefit obligations recognized in accumulated other comprehensive (income) loss
AOCI at beginning of year	$ 26.1	$ 25.5	25.5	15.7	2.2
Net loss (gain) arising during the year			1.7	10.1	13.1
Recognition of prior service credit			0.0	0.0	0.0
Recognition of actuarial loss			(1.1)	(0.3)	0.4
Total recognized in accumulated other comprehensive loss at end of year			$ 26.1	$ 25.5	$ 15.7
Weighted average:
Discount rate	3.91%	4.13%
Expected return on plan assets	8.25%	8.25%	8.25%	8.25%	8.25%
Postretirement Benefits
Components of net periodic benefit cost
Service costs	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0
Interest costs	0.1	0.1	0.3	0.5	0.6
Expected return on plan assets	0.0	0.0	0.0	0.0	0.0
Amortization of prior service cost (credit)			(0.1)	(0.1)	(0.1)
Recognized net actuarial loss	0.0	0.1	0.1	0.5	0.5
Net periodic benefit (income) costs	0.1	0.2	0.3	1.0	1.0
Other changes in plan assets and benefit obligations recognized in accumulated other comprehensive (income) loss
AOCI at beginning of year	$ 1.5	$ 4.1	4.1	7.2	5.8
Net loss (gain) arising during the year			(2.6)	(2.7)	1.8
Recognition of prior service credit			0.1	0.1	0.1
Recognition of actuarial loss			(0.1)	(0.5)	(0.5)
Total recognized in accumulated other comprehensive loss at end of year			$ 1.5	4.1	$ 7.2
Weighted average:
Discount rate	3.63%	3.80%
Postretirement Benefits | Scenario, Previously Reported
Components of net periodic benefit cost
Interest costs				$ 0.6